Segment Reporting	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

The Company operates as one operating segment—the manufacturing, distribution, marketing and sale of performance sport boats. The Company considers an operating segment to be a component of an entity for which discrete financial information is available for such component and the operating results for such segment are regularly reviewed by the chief operating decision maker (“CODM”), as defined by FASB ASC Topic 280, “Segment Reporting,” to assess performance and allocate Company resources. The Company’s Chief Executive Officer serves as the CODM. The Company relied upon the following factors in determining that it operates as a single operating segment: (i) the similar nature of the products sold by the Company; (ii) the centralized production and management structure of the Company, which supports all marketing, selling and customer service efforts worldwide; and (iii) the consolidated nature of the reports reviewed by the CODM for purposes of assessing the Company’s performance and allocating its resources.